Benefit Plans And Obligations For Termination Indemnity (Weighted Average Assumptions) (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.90%	5.20%
Expected long-term rate of return on Plans' assets	7.00%	6.80%
Rate of compensation increase	1.50%	1.80%
Retiree Medical Plan
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.90%	5.10%
Health care cost trend rate assumed for next year	6.00%	6.50%
Ultimate health care cost trend rate	4.00%	4.10%